Risk management (Details 11) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Appendix Ii Statements Of Value Added [Abstract]
Interest and similar income	R$ 71,418,349	R$ 77,146,077	R$ 69,870,200
Net fee and commission income	12,721,868	10,977,596	9,483,509
Impairment losses on financial assets (net)	(12,338,300)	(13,301,445)	(13,633,989)
Other income and expense	(3,043,565)	(751,727)	(3,867,959)
Interest expense and similar charges	(36,471,860)	(46,559,584)	(38,533,089)
Third-party input	(6,728,881)	(5,804,939)	(7,061,296)
Materials, energy and others	(495,913)	(510,961)	(520,831)
Third-party services	(5,107,077)	(4,589,468)	(4,632,346)
Impairment of assets	(456,711)	(114,321)	(1,220,645)
Other	(669,180)	(590,189)	(687,474)
Gross added value	25,557,611	21,705,978	16,257,376
Retention
Depreciation and amortization	(1,662,247)	(1,482,639)	(1,490,017)
Added value produced	23,895,364	20,223,339	14,767,359
Added value received from transfer
Investments in affiliates and subsidiaries	71,551	47,537	116,312
Added value to distribute	23,966,915	20,270,876	14,883,671
Added value distribution	15,540,106	0	0
Employee	R$ 7,908,746	R$ 7,378,374	R$ 6,829,965
Employee	33.00%	36.40%	45.90%
Compensation	R$ 5,795,579	R$ 5,455,374	R$ 4,824,615
Benefits	1,421,910	1,397,711	1,300,788
Government severance indemnity funds for employees - FGTS	413,871	352,939	391,608
Other	277,386	172,350	312,954
Taxes	R$ 6,131,544	R$ 4,659,989	R$ (2,527,787)
Taxes	25.60%	23.00%	(17.00%)
Federal	R$ 5,481,969	R$ 4,101,629	R$ (3,023,224)
State	1,260	717	659
Municipal	648,315	557,643	494,778
Compensation of third-party capital - rental	R$ 788,577	R$ 767,595	R$ 747,667
Compensation of third-party capital - rental	3.30%	3.80%	5.00%
Remuneration of interest on capital	R$ 9,138,048	R$ 7,464,918	R$ 9,833,826
Remuneration of interest on capital	38.10%	36.80%	66.10%
Dividends and interest on capital	R$ 6,300,000	R$ 4,550,000	R$ 6,200,000
Profit Reinvestment	2,624,064	2,784,563	3,583,740
Profit (loss) attributable to non-controlling interests	213,984	130,355	50,086
Total	R$ 23,966,915	R$ 20,270,876	R$ 14,883,671
Total	100.00%	100.00%	100.00%